Payments, by Category - 12 months ended Dec. 31, 2023 - CAD ($)	Ember Resources Inc.	Hammerstone Infrastructure Materials Ltd.
Payments:
Taxes	$ 17,857,000	$ 10,750,000
Royalties	4,770,000	1,270,000
Fees	7,603,000	1,020,000
Total Payments	$ 30,230,000	$ 13,040,000